CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 622	$ 555
Short-term investments	181	1,525
Accounts receivable - net	5,387	4,619
Inventory	4,721	4,227
Prepaid expenses and other current assets	1,444	874
Total current assets	12,355	11,801
Property, plant and equipment
Land and buildings	2,361	2,239
Machinery and equipment	7,667	6,823
Gross property, plant and equipment	10,028	9,062
Accumulated depreciation	(5,712)	(5,333)
Net property, plant and equipment	4,316	3,729
Other noncurrent assets
Goodwill	15,769	14,713
Other intangible assets	5,054	4,658
Operating lease assets	768	806
Deferred income taxes	707	609
Other assets	2,281	2,066
Total assets	41,251	38,381
Current liabilities
Short-term debt	1	0
Current portion of long-term debt	1,136	674
Accounts payable	4,168	3,678
Accrued compensation	644	670
Other current liabilities	3,421	2,835
Total current liabilities	9,370	7,857
Noncurrent liabilities
Long-term debt	8,758	8,478
Pension liabilities	702	741
Other postretirement benefits liabilities	161	164
Operating lease liabilities	637	669
Deferred income taxes	265	275
Other noncurrent liabilities	1,889	1,667
Total noncurrent liabilities	12,412	11,994
Shareholders’ equity
Ordinary shares (387.9 million outstanding in 2025 and 392.9 million in 2024)	4	4
Capital in excess of par value	12,837	12,731
Retained earnings	10,702	10,096
Accumulated other comprehensive loss	(4,118)	(4,342)
Shares held in trust	0	(1)
Total Eaton shareholders’ equity	19,425	18,488
Noncontrolling interests	44	43
Total equity	19,469	18,531
Total liabilities and equity	$ 41,251	$ 38,381